Commitment and Contingencies (Details Narrative)	3 Months Ended		12 Months Ended
	Mar. 31, 2021 USD ($) ft²	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) ft²	Dec. 31, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Lease term	20 years		20 years
Lease expiration	Jul. 31, 2021		Jul. 31, 2021
Mortgage amount	$ 0		$ 0
Area of land | ft²	1,600		4,756
Rental and equipment lease expenses	$ 20,000	$ 63,500	$ 239,600	$ 237,400